Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	61,240.00
Total Offset Amount	37,080.00
Net Fee	$ 24,160.00